TAX MATTERS - INCOME TAX - EXCLUDING DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax		$ (1,035)	$ 8,564	$ 72,933
Income tax applying the statutory tax rate		(310)	2,484
Permanent differences		12,635	13,655
Adjustments due to international tax rates		445	(11,526)
Tax credits		(1,112)	(791)
Tax Effect From Branches IncomeTax		875	1,385
Change in federal statutory rate in Spain (a)		0	0
Other		0	0
Total income tax expense		12,533	5,207
Current tax expense		(20,175)	(22,852)
Deferred tax		$ 7,642	$ 17,645
Atento Morocco [member]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax	[1]			75,380
Income tax applying the statutory tax rate	[1]			21,296
Permanent differences	[1]			12,845
Adjustments due to international tax rates	[1]			(12,541)
Tax credits	[1]			(497)
Tax Effect From Branches IncomeTax	[1]			688
Change in federal statutory rate in Spain (a)	[1],[2]			1,359
Other	[1]			0
Total income tax expense	[3]			23,150
Current tax expense	[4]			(26,968)
Deferred tax	[4]			$ 3,818

[1]	(*) Exclude discontinued operations - Morroco.
[2]
(a) This item is related to the amendment of the tax legislation in Spain that reduced the income tax rate from 28% for the calendar year of 2015 to 25% for the calendar year of 2016 and for subsequent years.

[3]	(*) Exclude discontinued operations - Morocco.
[4]	(*) Exclude discontinued operations – Morroco.